1
The Gabelli Global Growth Fund
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.8%
Information Technology  — 48.8%
5,400 Adobe Inc.† .............................................. $ 3,108,888
2,680 Adyen NV† ............................................... 7,491,575
57,040 Apple Inc. ................................................ 8,071,160
12,470 ASML Holding NV .................................... 9,291,522
9,700 Atlassian Corp. plc, Cl. A† ......................... 3,796,774
29,200 Cloudflare Inc., Cl. A† ............................... 3,289,380
12,870 CrowdStrike Holdings Inc., Cl. A† ............. 3,163,188
395,000 Darktrace plc† .......................................... 4,364,229
41,800 Infineon Technologies AG ......................... 1,709,545
12,890 Keyence Corp. .......................................... 7,693,669
5,080 Lam Research Corp. ................................. 2,891,282
22,500 Lasertec Corp. .......................................... 5,122,295
6,700 Mastercard Inc., Cl. A ............................... 2,329,456
41,300 Microsoft Corp. ........................................ 11,643,296
13,700 Murata Manufacturing Co. Ltd. ................. 1,211,799
45,200 NVIDIA Corp. ........................................... 9,363,632
10,000 NXP Semiconductors NV .......................... 1,958,700
14,700 PayPal Holdings Inc.† ............................... 3,825,087
6,300 ServiceNow Inc.† ..................................... 3,920,301
9,800 Snowflake Inc., Cl. A† ............................... 2,963,814
10,500 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR .............................................. 1,172,325
24,300 Trimble Inc.† ............................................ 1,998,675
17,000 Visa Inc., Cl. A .......................................... 3,786,750
41,000 ZoomInfo Technologies Inc., Cl. A† ........... 2,508,790
106,676,132
Consumer Discretionary  — 15.8%
6,200 adidas AG ................................................ 1,948,391
3,950 Amazon.com Inc.† ................................... 12,975,908
27,700 Aptiv plc† ................................................. 4,126,469
2,000 Christian Dior SE ...................................... 1,437,920
4,580 Kering SA ................................................. 3,252,996
7,800 Lululemon Athletica Inc.† ......................... 3,156,660
4,400 LVMH Moet Hennessy Louis Vuitton SE .... 3,151,563
40,000 Puma SE .................................................. 4,446,606
34,496,513
Communication Services  — 13.4%
810 Alphabet Inc., Cl. A† ................................. 2,165,551
2,696 Alphabet Inc., Cl. C† ................................. 7,185,676
25,500 Facebook Inc., Cl. A† ................................ 8,654,445
10,000 Netflix Inc.† .............................................. 6,103,400
6,750 Sea Ltd., ADR† ......................................... 2,151,428
17,800 The Walt Disney Co.† ............................... 3,011,226
29,271,726
Health Care  — 7.6%
9,800 Danaher Corp. .......................................... 2,983,512
29,200 Edwards Lifesciences Corp.† .................... 3,305,732
3,250 Intuitive Surgical Inc.† .............................. 3,230,988
11,000 Medtronic plc ........................................... 1,378,850
Shares
Market
Value
6,250 Thermo Fisher Scientific Inc. ..................... $ 3,570,812
11,300 Zoetis Inc. ................................................ 2,193,782
16,663,676
Industrials  — 6.7%
82,500 ABB Ltd., ADR .......................................... 2,752,200
22,000 FANUC Corp. ............................................ 4,823,762
27,100 IHS Markit Ltd. ......................................... 3,160,402
22,900 Nidec Corp. .............................................. 2,524,496
5,400 SolarEdge Technologies Inc.† ................... 1,432,188
14,693,048
Financials  — 4.3%
136,000 Investor AB, Cl. B ..................................... 2,924,595
33,300 Morgan Stanley ........................................ 3,240,423
8,300 The Goldman Sachs Group Inc. ................. 3,137,649
9,302,667
Consumer Staples  — 2.1%
11,200 L'Oreal SA ................................................ 4,634,605
Materials  — 1.1%
8,660 The Sherwin-Williams Co. ......................... 2,422,462
TOTAL COMMON STOCKS .................. 218,160,829
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.2%
$ 430,000 U.S. Treasury Bill,
0.028%††, 12/23/21 ............................. 429,973
TOTAL INVESTMENTS — 100.0%
(Cost $117,773,573) ............................. $ 218,590,802
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 58.3% $ 127,475,238
Europe .............................. 27.2 59,462,356
Japan ............................... 9.8 21,376,021
Asia/Pacific ......................... 3.3 7,120,527
Canada .............................. 1.4 3,156,660
100.0% $ 218,590,802